Summary of Significant Accounting Policies Deferred Financing Costs (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Deferred Financing Costs Disclosure [Abstract]
Debtor Reorganization Items, Write-off of Deferred Financing Costs and Debt Discounts	$ 0	$ 0	$ 0	$ 81